UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $    2,142,774
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO       CL A            002896207   64,917  1,329,171 SH       SOLE                 1,329,171      -    -
ALCOA INC                    COM             013817101      156     18,000 SH       SOLE                    18,000      -    -
ALLIANCE ONE INTL INC        NOTE 5.500% 7/1 018772AQ6    6,454  8,450,000 PRN      SOLE                 8,450,000      -    -
AMC NETWORKS INC.            CL A            00164V103  138,312  3,680,473 SH       SOLE                 3,680,473      -    -
ASHFORD HOSPITALITY TR INC   COM             044103109   21,036  2,629,532 SH       SOLE                 2,629,532      -    -
AUXILIUM PHARMACEUTICALS INC COM             05334D107   32,353  1,623,327 SH       SOLE                 1,623,327      -    -
BANK OF AMERICA CORPORATION  COM             060505104      167     30,000 SH       SOLE                    30,000      -    -
BHP BILLITON PLC             SPONSORED ADR   05545E209    7,583    129,865 SH       SOLE                   129,865      -    -
BP PLC                       SPONSORED ADR   055622104  218,816  5,119,700 SH  CALL SOLE                 5,119,700      -    -
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109      193     13,600 SH       SOLE                    13,600      -    -
CAPITAL PRODUCT PARTNERS LP  COM UNIT LP     Y11082107    1,507    245,891 SH       SOLE                   245,891      -    -
CAPITALSOURCE INC            COM             14055X102  104,392 15,580,841 SH       SOLE                15,580,841      -    -
CAPLEASE INC                 COM             140288101   11,511  2,849,362 SH       SOLE                 2,849,362      -    -
CARDERO RES CORP             COM             14140U105    7,688  7,697,344 SH       SOLE                 7,697,344      -    -
CIGNA CORP                   COM             125509109    5,375    127,979 SH       SOLE                   127,979      -    -
COLONY FINL INC              COM             19624R106    2,749    175,000 SH       SOLE                   175,000      -    -
COMMUNITY HEALTH SYS INC NEW COM             203668108    3,211    183,990 SH       SOLE                   183,990      -    -
CROCS INC                    COM             227046109   25,724  1,741,645 SH       SOLE                 1,741,645      -    -
DICKS SPORTING GOODS INC     COM             253393102    8,339    226,100 SH       SOLE                   226,100      -    -
E TRADE FINANCIAL CORP       NOTE 8/3        269246AZ7   20,946 26,854,000 PRN      SOLE                26,854,000      -    -
EXPRESS SCRIPTS INC          COM             302182100   65,577  1,467,384 SH       SOLE                 1,467,384      -    -
FIRST SOLAR INC              COM             336433107      257      7,600 SH       SOLE                     7,600      -    -
HANMI FINL CORP              COM             410495105    1,587    214,412 SH       SOLE                   214,412      -    -
HORNBECK OFFSHORE SVCS INC N COM             440543106    1,720     55,436 SH       SOLE                    55,436      -    -
ICONIX BRAND GROUP INC       COM             451055107   21,450  1,316,765 SH       SOLE                 1,316,765      -    -
ISHARES SILVER TRUST         ISHARES         46428Q109      857     31,800 SH  CALL SOLE                    31,800      -    -
ISHARES SILVER TRUST         ISHARES         46428Q109    5,161    191,592 SH       SOLE                   191,592      -    -
ISTAR FINL INC               FRNT 10/0       45031UBF7    9,900 11,000,000 PRN      SOLE                11,000,000      -    -
ITRON INC                    COM             465741106    1,185     33,134 SH       SOLE                    33,134      -    -
JANUS CAP GROUP INC          COM             47102X105      126     20,000 SH       SOLE                    20,000      -    -
JOURNAL COMMUNICATIONS INC   CL A            481130102    5,166  1,174,185 SH       SOLE                 1,174,185      -    -
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106   74,034    948,542 SH       SOLE                   948,542      -    -
MADISON SQUARE GARDEN INC    CL A            55826P100   47,439  1,656,374 SH       SOLE                 1,656,374      -    -
MARKET VECTORS ETF TF        GOLD MINER ETF  57060U100   33,120    643,975 SH       SOLE                   643,975      -    -
MATERION CORP                COM             576690101    1,007     41,467 SH       SOLE                    41,467      -    -
MONSTER WORLDWIDE INC        COM             611742107      159     20,000 SH       SOLE                    20,000      -    -
MPG OFFICE TR INC            COM             553274101    2,005  1,007,466 SH       SOLE                 1,007,466      -    -
NEWS CORP                    CL B            65248E203   34,583  1,902,266 SH       SOLE                 1,902,266      -    -
NOKIA CORP                   SPONSORED ADR   654902204      169     35,000 SH       SOLE                    35,000      -    -
NORDIC AMERICAN TANKER SHIPP COM             G65773106    1,082     90,243 SH       SOLE                    90,243      -    -
NORDION INC                  COM             65563C105   84,273 10,078,480 SH       SOLE                10,078,480      -    -
OVERSEAS SHIPHOLDING GROUP I COM             690368105    2,707    247,641 SH       SOLE                   247,641      -    -
RADIOSHACK CORP              COM             750438103      126     13,000 SH       SOLE                    13,000      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    7,561    592,082 SH       SOLE                   592,082      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739    3,927    340,326 SH       SOLE                   340,326      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    5,221    431,461 SH       SOLE                   431,461      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N  780097770      180     16,098 SH       SOLE                    16,098      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M   780097796    5,351    469,775 SH       SOLE                   469,775      -    -
ROYAL CARRIBEAN CRUISES LTD  COM             V7780T903   54,700  2,208,312 SH       SOLE                 2,208,312      -    -
ROYAL CARRIBEAN CRUISES LTD  COM             V7780T903  125,646  5,072,500 SH  CALL SOLE                 5,072,500      -    -
SCRIPPS E W CO OHIO          CL A NEW        811054402    8,408  1,049,652 SH       SOLE                 1,049,652      -    -
SEARCHMEDIA HOLDINGS LTD     SHS             G8005Y106      849  1,306,632 SH       SOLE                 1,306,632      -    -
SELECT SECTOR SPDR TR        SBI MATERIALS   81369Y100    3,239     96,694 SH       SOLE                    96,694      -    -
SINA CORP                    ORD             G81477104    4,060     78,081 SH       SOLE                    78,081      -    -
SOUTHWEST AIRLS CO           COM             844741108       86     10,000 SH       SOLE                    10,000      -    -
SPDR GOLD TRUST              GOLD SHS        78463V107    7,843     51,600 SH       SOLE                    51,600      -    -
SPDR GOLD TRUST              GOLD SHS        78463V107  369,457  2,430,800 SH  CALL SOLE                 2,430,800      -    -
SPDR S&P 500 ETF TR          TR UNIT         78462F103   19,531    155,626 SH       SOLE                   155,626      -    -
SPDR S&P 500 ETF TR          TR UNIT         78462F953  225,900  1,800,000 SH  PUT  SOLE                 1,800,000      -    -
SPRINT NEXTEL CORP           COM SER 1       852061100      154     66,000 SH       SOLE                    66,000      -    -

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
SPROTT PHYSICAL GOLD TRUST   UNIT            85207H104   16,895  1,224,255 SH       SOLE                 1,224,255      -    -
SUNCOKE ENERGY INC           COM             86722A103    1,344    120,000 SH       SOLE                   120,000      -    -
SUNSTONE HOTEL INVS INC      COM             867892101   53,008  6,504,066 SH       SOLE                 6,504,066      -    -
TARGET CORP                  COM             87612E106    5,122    100,000 SH       SOLE                   100,000      -    -
TEAVANA HLDGS INC            COM             87819P102    2,006    106,800 SH       SOLE                   106,800      -    -
TEEKAY CORPORATION           COM             Y8564W103   21,390    800,220 SH       SOLE                   800,220      -    -
TELLABS INC                  COM             879664100      109     27,000 SH       SOLE                    27,000      -    -
TERNIUM SA                   SPON ADR        880890108   42,038  2,285,942 SH       SOLE                 2,285,942      -    -
TRANSOCEAN LTD               REG SHS         H8817H100    2,461     64,100 SH       SOLE                    64,100      -    -
UNIVERSAL HLTH SVCS INC      CL B            913903100    5,723    147,280 SH       SOLE                   147,280      -    -
USEC INC                     COM             90333E108      451    395,900 SH  CALL SOLE                   395,900      -    -
WILLIAMS SONOMA INC          COM             969904101   57,465  1,492,595 SH       SOLE                 1,492,595      -    -
XENOPORT INC                 COM             98411C100    6,476  1,699,670 SH       SOLE                 1,699,670      -    -
XEROX CORP                   COM             984121103   11,054  1,388,700 SH  CALL SOLE                 1,388,700      0    0


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